Repurchases and Issuance of Units (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Sep. 04, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jul. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common units repurchased, value		$ 5,000,000
Compensation expense from restricted common units			$ 0	$ 2,000
Common Unit Repurchase Program [Member] | Limited Partner [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common units repurchased, units			100,538,000
Common units repurchased, value			$ 5,000,000
Common Unit Repurchase Program [Member] | Limited Partner [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common units repurchased, units	246,573,000
Common units repurchased, value	$ 12,179,000
Common Unit Repurchase Program [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Repurchase Program, Authorized Amount					$ 100,000,000